As filed with the Securities and Exchange Commission on July 14, 2006
                                            1933 Act File No. 333-128848

                                             1940 Act File No. 811-09373

       country-regionplaceU.S. SECURITIES AND EXCHANGE COMMISSION
             CityplaceWashington, StateD.C. PostalCode20549
                                FORM N-2
                    (Check appropriate box or boxes)

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            [   ] Pre-Effective Amendment No. __
            [   ] Post-Effective Amendment No. __
                                 and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
            [X] Amendment No. 18

                 OPPENHEIMER SENIOR FLOATING RATE FUND
            (Exact Name of Registrant Specified in Charter)

      addressStreet6803 South Tucson Way, CityCentennial, StateCO
                            PostalCode80112
 (Address of Principal Executive Offices) (Number, Street, City, State,
                               Zip Code)

                             303-768-3200
          (Registrant's Telephone Number, Including Area Code)

                             Robert G. Zack
                         OppenheimerFunds, Inc.
   Two World Financial Center, addressStreet225 Liberty Street, 11th
      Floor, CityplaceNew York, StateNew York PostalCode10281-1008
    (Name and Address (Number, Street, State, Zip Code) of Agent for
                                Service)

Approximate Date of Proposed Public Offering:  July 14, 2006

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the
Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective (check applicable box):
[   ] when declared effective pursuant to section 8(c), or as follows:
The following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of
1940 and is making this filing in accordance with Rule 486 under the
Securities Act of 1933.
[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)
[   ] on ______________ pursuant to paragraph (a) of Rule 486.

[ ] This post-effective  amendment designates a new effective date for a previously-filed registration statement.

[ ]  This  form  is  filed  to  register  additional  securities  for an offering  pursuant  to Rule  462(b)  under  the  Securities  Act and the
Securities Act registration  statement  number of the earlier  effective registration statement for the same offering is ________.

------------------------------------------------------------------------
This Registration  Statement includes a combined  Prospectus pursuant to
Rule 429 of the  Securities  Act of 1933 which  relates to the following earlier Registration Statements filed by the Registrant:
(1)   July 9, 1999, which registered  100,000 Class A shares,  6,000,000
    Class B shares and  3,900,000  Class C shares,  each being shares of beneficial interest having a par value of $0.001 per share;
(2)    December   6,   1999,   which   registered
    10,000,000  shares each of Class A, Class B, and Class C, each being shares of  beneficial  interest  having a par  value of  $0.001  per share;
(3)    May 18, 2000, which registered  10,000,000
    Class C shares of beneficial  interest  having a par value of $0.001 per share;
(4)    August   21,   2000,    which   registered
    10,000,000 Class C shares of beneficial  interest having a par value of $0.001 per share;
(5)   November   30,  2000,   which   registered
    5,000,000 Class A Shares,  10,000,000  Class B Shares and 20,000,000
    Class C Shares,  each being shares of beneficial  interest  having a par value of $0.001 per share;
(6)     June 4, 2000, which registered  10,000,000
    Class B Shares, of beneficial  interest having a par value of $0.001 per share;
(7)   November   17,  2003,   which   registered
    10,000,000 Class A Shares of beneficial  interest having a par value of $0.001 per share;

(8)    June  3,  2004,   which   registered
    50,000,000 Class A shares,  10,000,000 Class B shares and 25,000,000
    Class C shares,  each being shares of beneficial  interest  having a par value of $0.001 per share;
(9)    March  2,  2005,   which  registered
    100,000,000   Class  A  shares,   50,000,000   Class  B  shares  and
    100,000,000  Class  C  shares,   each  being  shares  of  beneficial
    interest having a par value of $0.001 per share;
(10)  May  16,  2005,   which   registered
    50,000,000  Class A shares  and  100,000,000  Class C  shares,  each being  shares of  beneficial  interest  having a par value of $0.001 per share;
(11)  May  18,  2005,   which   registered
    12,674,506 Class A shares and 40,941,078 Class C shares,  each being share of  beneficial  interest  having a par  value  of  $0.001  per share; and
(12)  October  5, 2005,  which  registered
    50,000,000 Class Y shares,  each being shares of beneficial interest having a par value of $0.001 per share.

      CALCULATION OF REGISTRATION FEE UNDER SECURITIES ACT OF 1933

---------------------------------------------------------------------------------
----------------                 Proposed        Proposed
                 Amount Being    Maximum Price   Maximum         Amount of
Title         of Registered      Per Unit        Aggregate       Registration
Securities                                       Offering Price  Fee
Being Registered
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares   100,000,000     $9.54           $954,000,000.00 $102,078.00
of Beneficial
Interest (par
value $.001 per

share)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares   N/A
of Beneficial
Interest (par
value $.001 per
share)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares   100,000,000     $9.55           $955,000,000.00 $102,185.00
of Beneficial
Interest (par
value $.001 per

share)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y Shares   N/A
of Beneficial
Interest (par
value $.001 per
share)
---------------------------------------------------------------------------------

(1)   Calculated  pursuant to Rule  457(d)  based on the net asset value per share of $9.54 on datelstransMonth7Day7Year2006July 7, 2006.
(2)   Calculated  pursuant to Rule  457(d)  based on the net asset value per share of $9.55 on datelstransMonth7Day7Year2006July 7, 2006.

This  Registration  Statement  carries forward the  237,774,506  Class A shares,  96,000,000  Class B  shares,  319,841,078  Class C  shares  and
50,000,000 Class Y shares of beneficial  interest,  par value $0.001 per share, of Registrant  previously  registered,  for which an aggregate of
$291,128.51,  $162,039.80,  $446,722.87  and $56,319.45 of  registration fees were paid to register shares of the respective classes.

The Registrant's Prospectus dated November 21, 2005 as amended July 14, 2006, as filed with the  Securities  and Exchange  Commission on Form N-2 on November 21,
2005,  (File Nos.  333-82579 and 811-09373),  is hereby  incorporated  herein by reference.

                    OPPENHEIMER SENIOR FLOATING RATE FUND
                    Supplement dated July 14 2006 to the
                    Prospectus dated November 21, 2005

The Prospectus is revised as follows:

1.    The Supplement replaces the Supplement dated December 29, 2005.

2.   Effective  January 1, 2006, the Manager is reducing its voluntary waiver of management fees of the Fund from 0.20% to 0.10%.

3.   All  references  in the  Prospectus  to the  number  of  shares of the Fund registered  with the  Securities  and  Exchange  Commission  are revised to reflect the  registration of an additional  100,000,000  Class A shares and
     100,000,000  Class C shares on July 14,  2006,  bringing  the total  shares registered to 337,774,506 Class A shares, and 419,841,078 Class C shares.

4.    The first paragraph on page 2 of the Prospectus is deleted and replaced by the following:

   The Fund has four classes of shares:  Class A shares, Class B shares, Class
   C and Class Y shares.  Please  refer to "How to Buy  Shares." As a business trust,  the Fund is  authorized  to issue an unlimited  number of shares of each  Class  and  to  date  has  registered  337,774,506  Class  A  shares,
   96,000,000 Class B shares,  419,841,078 Class C shares and 50,000,000 Class
   Y shares.

July 14, 2006                                                    PS0291.026

                                 PART C

                           OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements: Not Applicable.

      2.    Exhibits

(a)   (1)         Amended  and  Restated   Declaration  of  Trust  dated
                  dateMonth8Day13Year1999August 13, 1999 of Registrant.*
(2)   Amendment  Number  1 dated  August  27,  2002 to the  Amended  and
                        Restated  Declaration  of Trust dated August 13,
                        1999.  Previously filed with  Registrant's  Post
                        Effective         Amendment        No.        9,
                        dateMonth9Day24Year200209/24/02              and
                        incorporated herein by reference.

(3)   Amendment  Number 2 dated  dateYear2005Day22Month9lstransSeptember
                        22,   2005   to   the   Amended   and   Restated
                        Declaration         of        Trust        dated
                        dateYear1999Day13Month8lstransAugust  13,  1999:
                        Previously    filed   with   the    Registrant's
                        Post-Effective       Amendment      No.      16,
                        dateYear05Day06Month10lstrans10/06/05        and
                        incorporated herein by reference.

(b)   By-Laws  of   Registrant   as   amended   and   restated   through
                  dateYear2001Day23Month10October  23, 2001:  Previously
                  filed with Registrant's  Post Effective  Amendment No.
                  10,  dateYear2003Day17Month909/17/03  and incorporated
                  herein by reference.

            (c)   Not Applicable.

            (d)   Articles  Fourth,  Fifth and  Seventh of  Registrant's
                  Amended and Restated  Declaration  of Trust define the
                  rights of holders of the securities  being  registered
                  hereby.

            (e)   Not Applicable.

            (f)   Not Applicable.

            (g)   Form   of   Investment    Advisory   Agreement   dated
                  dateYear1999Day24Month88/24/99  between Registrant and
                  OppenheimerFunds, Inc.*

            (h)   (1)   Form of General  Distributor's  Agreement  dated
                        dateYear1999Day24Month88/24/99           between
                        Registrant  and  OppenheimerFunds  Distributors,
                        Inc.*
                  (2)   Form of  Dealer  Agreement  of  OppenheimerFunds
                        Distributor,   Inc.:   Previously   filed   with
                        Post-Effective   Amendment   No.   45   to   the
                        Registration   Statement  of  Oppenheimer   High
                        Yield     Fund     (Reg.      No.      2-62076),
                        dateMonth10Day26Year200110/26/01,            and
                        incorporated herein by reference.
                  (3)   Form of  Broker  Agreement  of  OppenheimerFunds
                        Distributor,   Inc.:   Previously   filed   with
                        Post-Effective   Amendment   No.   45   to   the
                        Registration   Statement  of  Oppenheimer   High
                        Yield     Fund     (Reg.      No.      2-62076),
                        dateMonth10Day26Year200110/26/01,            and
                        incorporated herein by reference.
(4)   Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
                        Previously filed with  Post-Effective  Amendment
                        No.  45  to  the   Registration   Statement   of
                        Oppenheimer  High Yield Fund (Reg. No. 2-62076),
                        dateMonth10Day26Year200110/26/01,            and
                        incorporated herein by reference.
(5)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
                        OppenheimerFunds  Distributor,  Inc.: Previously
                        filed with  Post-Effective  Amendment  No. 45 to
                        the  Registration  Statement of Oppenheimer High
                        Yield     Fund     (Reg.      No.      2-62076),
                        dateMonth10Day26Year200110/26/01,            and
                        incorporated herein by reference.
(6)   Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
                        Distributor,   Inc.:   Previously   filed   with
                        Post-Effective   Amendment   No.   45   to   the
                        Registration   Statement  of  Oppenheimer   High
                        Yield     Fund     (Reg.      No.      2-62076),
                        dateMonth10Day26Year200110/26/01,            and
                        incorporated herein by reference.

(i)   Form of Deferred  Compensation  Plan for  Disinterested  Trustees:
                  Filed  with  Post-Effective  Amendment  No.  40 to the
                  Registration  Statement of Oppenheimer High Yield Fund
                  (Reg. No. 2-62076),  10/27/98,
                  and incorporated herein by reference.

            (j)   (1)   Custodian             Agreement            dated
                  5/13/02. PrevRegistrant's  Post
                  Effective           Amendment          No.          9,
                  incorporated herein by reference.
(2)   Amended and  Restated  Foreign  Custody  Manager  Agreement  dated
                        4/3/01:  Previously  filed
                        with  Post-Effective  Amendment  No.  34 to  the
                        Registration  Statement  of  Oppenheimer  Gold &
                        Special   Minerals  Fund  (Reg.  No.   2-82590),
                        10/25/01,            and
                        incorporated herein by reference.

            (k)   (1)   Amended and Restated  Service Plan and Agreement
                        dated  dateMonth4Day26Year20044/26/04  for Class
                        A   Shares:    Previously    filed    with   the
                        Registrant's  Post-Effective  Amendment  No. 12,
                        9/27/04  and incorporated
                        herein by reference.
                  (2)   Form of  Distribution  and  Service  Plan  dated
                        8/24/99   for   Class   B
                        shares.*
                  (3)   Amended and  Restated  Distribution  and Service
                        Plan     for     Class    C     Shares     dated
                        2/23/04:       Previously
                        filed  with  the   Registrant's   Post-Effective
                        Amendment                 No.                12,
                        9/27/04  and incorporated
                        herein by reference.
                              (4)   Oppenheimer   Funds  Multiple  Class
                        Plan   under   Rule   18f-3   updated    through
                        8/11/05:      Previously
                        filed  with  Post-Effective  Amendment  No. 5 to
                        the  Registration  Statement of Oppenheimer Main
                        Street  Opportunity  Fund (Reg. No.  333-40186),
                        9/27/05,             and
                        incorporated herein by reference.

                        (l)   (1)   Opinion  of Myer,  Swanson,  Adams &
                        Wolf,  P.C.,  counsel to  Registrant,  as to the
                        legality of the Fund's shares: Filed herewith.

                  (2)   Opinion  of  Goodwin,  Procter  & Hoar,  special
                        StateplaceMassachusetts  counsel to  Registrant,
                        as to the  legality of the Fund's  shares  dated
                        8/26/99.*

            (m)   Not Applicable.

            (n)   Independent   Registered   Public   Accounting  Firm's
                  Consent: Filed herewith.

            (o)   Not Applicable.

            (p)   Subscription   Agreement  for  Initial  Capital  dated
8/24/99.*

            (q)   Not Applicable.

(r)   Amended  and  Restated  Code of  Ethics of the  Oppenheimer  Funds
                  dated  February  1,  2005  under
                  Rule  17j-1  of the  Investment  Company  Act of 1940:
                  Previously   filed  with  the   Initial   Registration
                  Statement of  Oppenheimer  Dividend  Growth Fund (Reg.
                  No. 333-122902),  2/18/05,  and
                  incorporated herein by reference.

            --    Powers          of           Attorneys           dated
                  December  13,  2004 for
                  all  Trustees/Directors  Officers:   Previously  filed
                  with   Post-Effective   Amendment   No.   44  to   the
                  Registration   Statement   of   Oppenheimer   Variable
                  Account Funds,  2/25/05,
                  and incorporated herein by reference.

            --    Power of Attorney dated  dateMonth8Day22Year2005August
                  22, 2005 for John V. Murphy for Form N-PX:  Previously
                  filed   with   Post-Effective   Amendment   No.  2  of
                  Oppenheimer  Limited Term  California  Municipal  Fund
                  (Reg.  No.  333-111230),  09/29/05,  and  incorporated
                  herein by reference.

ITEM 25. MARKETING ARRANGEMENTS

      See   Form   of   General   Distributor's   Agreement   filed   by
pre-effective  amendment  Number 1 as Exhibit  (h) to this  Registration
Statement.

*  Filed  with   pre-effective   amendment   Number  1  to  Registrant's
registration  statement on Form N-2, 8/31/99 (Reg. No.  333-82579),  and incorporated herein by reference.

ITEM  26.  OTHER  EXPENSES  OF  ISSUANCE  AND  DISTRIBUTION:  All of the
Registrant's  initial  organization  and  offering  expenses  have  been absorbed by  OppenheimerFunds,  Inc. The  additional  registration  fees for the  Registrant's  securities  are  detailed  in Part A,  Prospectus cover page.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

            Not applicable.
------------------------------------------------------------------------

ITEM 28. NUMBER OF HOLDERS OF SECURITIES
------------------------------------------------------------------------

------------------------------------------------------------------------

Title of Class                    Number  of Record  Holders  as of July
__, 2006

------------------------------------------------------------------------

Class A Shares of Beneficial Interest     37,157
Class B Shares of Beneficial Interest           17,967
Class C Shares of Beneficial Interest           43,422
Class Y Shares of Beneficial Interest    1

ITEM 29. INDEMNIFICATION

      Reference  is  made  to  the   provisions   of  Article  Seven  of
Registrant's  Amended and Restated Declaration of Trust filed as Exhibit
2(a)  to  this  Registration  Statement,   and  incorporated  herein  by
reference.

      Insofar  as  indemnification  for  liabilities  arising  under the
Securities  Act of 1933  may be  permitted  to  trustees,  officers  and controlling persons of Registrant  pursuant to the foregoing  provisions or  otherwise,  Registrant  has been  advised that in the opinion of the
Securities  and  Exchange  Commission  such  indemnification  is against public  policy  as  expressed  in the  Securities  Act of  1933  and is,
therefore,    unenforceable.   In   the   event   that   a   claim   for
indemnification  against  such  liabilities  (other  than the payment by
Registrant  of  expenses  incurred  or paid  by a  trustee,  officer  or controlling  person  of  Registrant  in the  successful  defense  of any action,  suit or  proceeding)  is asserted by such  trustee,  officer or controlling  person,  Registrant  will,  unless  in the  opinion  of its counsel the matter has been settled by controlling precedent,  submit to
a  court  of  appropriate   jurisdiction   the  question   whether  such
indemnification  by it is  against  public  policy as  expressed  in the
Securities  Act of 1933 and will be governed  by the final  adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      (a) The description of the business of  OppenheimerFunds,  Inc. is set forth under the caption "How the Fund is Managed" in the  Prospectus and  the  Statement  of  Additional  Information  forming  part  of this
Registration Statement.

      (b)  The   information   as  to  the  Directors  and  Officers  of
OppenheimerFunds,  Inc. set forth in  OppenheimerFunds,  Inc.'s Form ADV filed with the Securities and Exchange  Commission  (File No.  801-825),
as amended through the date hereof, is incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

1.    Accounts and records of the Fund are  maintained at (i) the Fund's
   office    at    addresscountry-region6803     South    Tucson    Way,
   CityCentennial,  StateColorado  PostalCode80112  and (ii) the offices of OppenheimerFunds,  Inc. at Two World Financial Center, 225 Liberty
   Street- 11th Floor, New York, New York  10281-1008.

2.    OppenheimerFunds Services, addressStreetP.O.  Box 5270 CityDenver,
   StateColorado Postal Code 80217,  maintains all the required records in its capacity as transfer,  dividend  paying and  shareholder  service agent of the Registrant.

ITEM 32.  MANAGEMENT SERVICES

      Not Applicable.

ITEM 33. UNDERTAKINGS

      1.    Not Applicable.

      2.    Not Applicable.

      3.    Not Applicable.

      4.    a.    To file  during  any  period in which  offers or sales
are  being  made,  a  post-effective   amendment  to  this  registration
statement:  (i) to include any prospectus  required by Section  10(a)(3)
of the  Securities  Act of 1933;  (ii) to reflect in the  Prospectus any facts or events  arising  after the effective  date of the  registration statement (or the most recent  post-effective  amendment thereof) which, individually or in the aggregate,  represent a fundamental change in the information  set  forth  in the  registration  statement;  and  (iii) to
include  any   material   information   with  respect  to  the  plan  of
distribution not previously  disclosed in the registration  statement or any material change to such information in the registration statement.

            b.    That,  for the purpose of  determining  any  liability
under the Securities  Act of 1933,  each such  post-effective  amendment shall be  deemed  to be a new  registration  statement  relating  to the securities offered therein,  and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

            c.    To   remove    from    registration    by   means   of
post-effective  amendment any of the securities  being  registered which remain unsold at the termination of the offering.

            5.    Not Applicable.

            6.    The Registrant  undertakes to send by first class mail
or other means designed to ensure equally  prompt  delivery,  within two business days of receipt of a written or oral request,  any Statement of
Additional Information.

                               SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of 1933  and the
Investment  Company  Act  of  1940,  the  Registrant  duly  caused  this
Registration  Statement  to be signed on its behalf by the  undersigned, thereunto  duly  authorized,  in the City of  CityNew  York and State of place State New York, on this 13th day of July, 2006.

                              OPPENHEIMER SENIOR FLOATING RATE FUND

                                    By:     By:  /s/ John V. Murphy*
                           ---------------------------------------------
                                              John V. Murphy, President,
                                   Principal Executive Officer & Trustee

Pursuant  to the  requirements  of the  Securities  Act  of  1933,  this
Registration  Statement has been signed below by the  following  persons in the capacities and on the date indicated:

Signatures                          Title                      Date

/s/ William L. Armstrong*    Chairman of the             July 13, 2006
---------------------------  Board of Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal

July 13, 2006

------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal

July 13, 2006

-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee

July 13, 2006

---------------------
Robert G. Avis

/s/ PersonNameGeorge Bowen*  Trustee

July 13, 2006

----------------------
PersonNameGeorge Bowen

/s/ Edward Cameron*          Trustee

July 13, 2006

------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee

July 13, 2006

--------------------
Jon S. Fossel

/s/ PersonNameSam Freedman*  Trustee

July 13, 2006

---------------------
Sam Freedman

/s/ Beverly L. Hamilton*
-------------------------    Trustee

July 13, 2006

Beverly L. Hamilton

/s/ Robert J. Malone*
-----------------------      Trustee

July 13, 2006

Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee

July 13, 2006

----------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer
        -----------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                 OPPENHEIMER SENIOR FLOATING RATE FUND

                  Registration Statement No. 333-82579

                             EXHIBITS FILED

Exhibit No.       Exhibit

(l)(1)                  Opinion of Myer,  Swanson,  Adams & Wolf,  P.C.,
                  counsel to Registrant

(n)               Independent   Registered   Public   Accounting  Firm's
                  consent